Apr. 29, 2026
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund
Investment Objective:
The Venerable Moderate Allocation Fund (the "Fund") seeks, over the long-term, total investment return consistent with the preservation of capital.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.72%
Total Annual Operating Expenses	1.21%
Less Waivers and Reimbursements[1]	(0.32%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.89%

[1]  Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.89% for Class V shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$91	$352	$634	$1,438

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells shares of underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the underlying funds' performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – Venerable US Large Cap Core Equity Fund and Venerable US Large Cap Strategic Equity Fund – and the following fixed income funds – Venerable Strategic Bond Fund and Venerable High Yield Fund. The Fund's

strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund's approximate target strategic asset allocation among the Underlying Funds is 60% equity and 40% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. equity securities (i.e., common stocks and preferred stocks of U.S. listed large capitalization companies) and U.S. and non-U.S. fixed income securities (i.e., high yield securities, bank loans, distressed securities, and investment grade securities including government securities, asset-back securities, and mortgage-backed securities) and derivatives (i.e., futures, options, and swaps including index futures, index swaps, interest rate swaps, credit default swaps, currency forwards, and U.S. Treasury futures). Non-U.S. fixed income securities may include emerging market securities. High yield debt securities are those that are rated below investment grade, also known as "junk bonds", and are speculative in nature.

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund, including changes to the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Venerable Moderate Allocation Fund – Class V
Best Quarter: 7.31% 2nd quarter 2025 Worst Quarter: -1.63% 1st quarter 2025

Best Quarter: 7.31% 2nd quarter 2025 Worst Quarter: -1.63% 1st quarter 2025
Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Bloomberg U.S. Aggregate Bond Index and the Fund's blended benchmark which consists of the Russell 1000 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%)(the "60/40 Blended Benchmark).

	1 Year	Since Inception (9/4/2024)
Venerable Moderate Allocation Fund – Class V	12.64%	12.62%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	17.37%	19.14%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	3.34%
60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	13.41%	12.73%